CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		154 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,924,322)	$ (4,172,767)	$ (28,582,800)
Adjustments to reconcile loss from operations to net cash used in operating activities:
Depreciation	934,518	900,540	3,276,732
Loss on asset disposal	450	12,165	12,615
Write-off of mineral rights	0	0	14,000
Stock-based compensation	778,213	887,219	5,738,422
Stock-based expenses	83,925	0	83,925
Deferred income taxes	(612,611)	(2,206,462)	(10,268,071)
Changes in operating assets and liabilities:
Other receivables	2,143	(4,041)	(8,380)
Prepaid expenses and deposits	(16,391)	(158,321)	(746,949)
Reclamation bonds and other deposits	(9,981)	0	(20,921)
Accounts payable and accrued liabilities	(6,246)	22,121	103,537
Asset retirement obligation	0	100,000	672,338
Net cash used in operating activities	(4,770,302)	(4,619,546)	(29,725,552)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment, net of refunds	(182,252)	(252,843)	(5,129,410)
Purchase of mineral claims	0	(180,080)	(180,080)
Purchase of restricted investments held for reclamation bonds	(713)	(527)	(1,156,078)
Net cash used in investing activities	(182,965)	(433,450)	(6,465,568)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from stock issuance	25,000	10,605,486	37,891,205
Stock issuance costs	0	(437,512)	(1,000,004)
Proceeds from borrowings - related party	0	0	8,290
Net cash provided by financing activities	25,000	10,167,974	36,899,491
NET CHANGE IN CASH	(4,928,267)	5,114,978	708,371
CASH AT BEGINNING OF PERIOD	5,636,638	521,660	0
CASH AT END OF PERIOD	708,371	5,636,638	708,371
SUPPLEMENTAL INFORMATION
Interest paid	3,686	2,333	12,002
Income taxes paid	0	0	0
Non-cash investing and financing activities:
Assets acquired for common stock and warrants issued for mineral properties	0	0	21,584,351
Net deferred tax liability assumed	$ 0	$ 0	$ 10,261,194